Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Liabilities
Accrued Expenses and Other Liabilities

12.       Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB

Accrued salaries and welfare	10,216	10,031
Accrued advertising expenses	7,447	2,386
Accrued network support expenses	176	551
Business and other tax payable	2,549	2,800
Professional and other service fees	6,166	3,661
Others	2,263	4,029
	28,817	23,458